MARKETABLE SECURITIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 investment	Dec. 31, 2010	Dec. 31, 2009
Continuous unrealized loss position
Fair Value	$ 24,631,000	$ 73,723,000
Gross Unrealized Losses	(37,000)	(246,000)
Proceeds from maturities and sales of available-for-sale marketable securities and related gross realized gains and losses
Proceeds from maturities and sales of available-for-sale marketable securities	600,149,000	768,650,000	293,629,000
Gross realized gains	2,482,000	4,802,000	42,372,000
Gross realized losses	(41,000)	(19,000)	(12,414,000)
Net unrealized gains, net of tax, reclassified from other comprehensive income into earnings	2,800,000	3,200,000	700,000
Number of investments in continuous unrealized loss position for less than 12 months	12
Corporate debt securities
Continuous unrealized loss position
Fair Value	12,920,000	34,552,000
Gross Unrealized Losses	(15,000)	(16,000)
States of the U.S. and state political subdivisions
Continuous unrealized loss position
Fair Value	11,711,000	39,171,000
Gross Unrealized Losses	$ (22,000)	$ (230,000)